Schedule I, Condensed Financial Statements, of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 18, 2014
Assets [Abstract]
Cash and cash equivalents	$ 669,387	$ 594,811	$ 514,712	$ 354,154
Total assets	10,492,339	10,297,799
Liabilities and Equity [Abstract]
Total liabilities	8,596,886	8,338,688
Common Stock	10,022	10,022			$ 2,485
Distributable reserves	(477,214)	(365,410)
Total equity	1,895,453	1,959,111	2,023,501	1,839,631
Total equity and liabilities	10,492,339	10,297,799
Parent Company [Member]
Assets [Abstract]
Investment in affiliates	2,044,967	2,035,598
Loans to affiliates	647,911	704,916
Cash and cash equivalents	148,525	122,154	45,487	$ 155,367
Other assets	3,704	23,936
Total assets	2,845,107	2,886,604
Liabilities and Equity [Abstract]
Borrowings	386,616	412,839
Notes and bonds	256,468	255,362
Intercompany liabilities	103,796	54,687
Other liabilities	11,168	10,296
Total liabilities	758,048	733,184
Common Stock	10,022	10,022
Additional paid-in capital	1,981,881	1,981,881
Distributable reserves	42,410	116,375
Other reserves	181	13,879
Accumulated gains (losses)-net	52,565	31,263
Total equity	2,087,059	2,153,420	$ 2,158,021
Total equity and liabilities	$ 2,845,107	$ 2,886,604